Schedule of prepaid expenses and deposits (Details) - CAD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Project deposits	$ 929	$ 7,963
Other prepaids and deposits	2,070	1,554
Current	2,487	9,517
Non-current	512
Prepaid expenses and deposits	$ 2,999	$ 9,517